Operating Lease (Tables)	6 Months Ended
Jun. 30, 2024
Operating Lease [Abstract]
Schedule of Operating Lease Cost
	June 30, 2024	December 31, 2023
	(unaudited)
Right of use assets	$233,357	$537,032

Operating lease liabilities, current	32,901	151,260
Operating lease liabilities, noncurrent	228,240	372,725
Total operating lease liabilities	$261,141	$523,985

Other information about the Company’s leases is as follows:
	For the Six Months Ended June 30,
	2024	2023
Weighted average remaining lease term (years)	40.1	32.9
Weighted average discount rate	11%	11%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:
June 30, 2024
For the year ending December 31, 2024	18,912
For the year ending December 31, 2025	35,764
For the year ending December 31, 2026	—
For the year ending December 31, 2027	33,180
For the year ending December 31, 2028	33,180
Thereafter	1,260,839
Total lease payments	1,381,875
Less: Imputed interest	(1,120,734)
Present value of operating lease liabilities	$261,141